Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Schedule of Property and equipment
	December 31, 2022	December 31, 2021

Office and electronic equipment	$328,305	$355,937
Vehicle	765,250	744,581
Furniture and leasehold improvement	31,285	29,498
Office building	8,457,598	9,238,795
Construction in process	599,319	-
Less: accumulated depreciation	(758,044)	(464,522)
Total	$9,423,713	$9,904,289